Provisions for expected credit losses - Provision for ECL on loans and credit commitments by stage (Details) $ in Millions	6 Months Ended
	Mar. 31, 2024 AUD ($)	Sep. 30, 2023 AUD ($)	Mar. 31, 2023 AUD ($)	Sep. 30, 2022 AUD ($)
Loans and credit commitments
Gross loans and credit commitments	$ 999,705	$ 983,838	$ 962,804
Gross loans and credit commitments, percentage movement from prior period	2.00%
Gross loans and credit commitments, percentage movement from same period in prior year	4.00%
Coverage ratio on loans (%)	0.58%	0.57%	0.59%
Coverage ratio on loans, basis points movement from prior period	0.01
Coverage ratio on loans, basis points movement from same period in prior year	(0.01)
Coverage ratio on loans and credit commitments (%)	0.51%	0.50%	0.51%
Coverage ratio on loans and credit commitments, basis points movement from prior period	0.01
Provision for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	$ 461	$ 351	$ 382
Provisions for expected credit losses, percentage movement from prior period	31.00%
Provisions for expected credit losses, percentage movement from same period in prior year	21.00%
Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	$ 4,660	4,579	4,530
Provisions for expected credit losses, percentage movement from prior period	2.00%
Provisions for expected credit losses, percentage movement from same period in prior year	3.00%
Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 4,582	4,433	4,470
Provisions for expected credit losses, percentage movement from prior period	3.00%
Provisions for expected credit losses, percentage movement from same period in prior year	3.00%
Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 539	497	442
Provisions for expected credit losses, percentage movement from prior period	8.00%
Provisions for expected credit losses, percentage movement from same period in prior year	22.00%
Loans and credit commitments | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 5,121	4,930	4,912	$ 4,625
Provisions for expected credit losses, percentage movement from prior period	4.00%
Provisions for expected credit losses, percentage movement from same period in prior year	4.00%
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 712	706	891	885
Provisions for expected credit losses, percentage movement from prior period	1.00%
Provisions for expected credit losses, percentage movement from same period in prior year	(20.00%)
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 2,713	2,808	2,628	2,341
Provisions for expected credit losses, percentage movement from prior period	(3.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	3.00%
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 1,696	$ 1,416	$ 1,393	$ 1,399
Provisions for expected credit losses, percentage movement from prior period	20.00%
Provisions for expected credit losses, percentage movement from same period in prior year	22.00%